Note 10 - Income Taxes	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Income Tax Disclosure [Text Block]
10.
       Income Taxes

Under the laws of the countries of the companies’ incorporation and/or vessels’ registration, the companies are not
subject to tax on international shipping income, however, they are subject to registration and tonnage taxes, which have been included in “Vessel operating expenses” in the accompanying “Consolidated statements of operations.”

Under the United States Internal Revenue Code of
1986,
as amended (the "Code"), the U.S. source gross transportation income of a ship-owning or chartering corporation, such as the Company, is subject to a
4%
U.S. Federal income tax without allowance for deduction, unless that corporation qualifies for exemption from tax under Section
883
of the Code and the Treasury Regulations promulgated thereunder. U.S. source gross transportation income consists of
50%
of the gross shipping income that is attributable to transportation that begins or ends, but that does not
both begin and end, in the United States

The Company qualified for this exemption in
2015.
For
2016
and
2017
the Company did
not
qualify for this exemption. The Company is subject to an effective
2%
United States federal tax on the U.S. source shipping income that is attributable to the transport of cargoes to or from the United States which is not
considered an income tax. The amount of this tax for the year ended
December 31, 2016
was
$28,475
and for the year ended
December 31 ,2017,
is estimated at
$44,268.
The amount of the
2016
tax was paid on
June 16, 2017
and was recorded within "Vessel operating expenses" in the accompanying consolidated statements of operations when paid. The amount for
2017
has
not
yet been paid.